Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42288
Entity Registrant Name	Cuprina Holdings (Cayman) Limited
Entity Central Index Key	0001995704
Entity Address, Address Line One	c/o Blk 1090
Entity Address, Address Line Two	Lower Delta Road #06-08
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	169201